Acquisition of businesses (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of acquisition of businesses [abstract]
Fair value of assets and liabilities arising from acquisitions
(USD millions)	H1 2019	H1 2018

Property, plant and equipment	44	135

Currently marketed products		2 230

Acquired research and development	449	8 545

Other intangible assets	0	1

Deferred tax assets	20	242

Financial and other assets		17

Inventories	6	17

Trade receivables and other current assets	4	81

Cash and cash equivalents		809

Deferred tax liabilities	-101	-2 647

Current and non-current financial debts	-2	-14

Trade payables and other liabilities	-9	-431

Net identifiable assets acquired	411	8 985

Acquired cash and cash equivalents		-809

Non-controlling interests		-27

Goodwill	75	3 699

Net assets recognized as a result of business combinations	486	11 848